INVESTMENTS (Details 11) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Available for Sale Securities Disclosures
Increase in unrealized appreciation of investments	$ 5,518	$ 9,306	$ 32,296
Businesses held for sale
Available for Sale Securities Disclosures
Net unrealized gains		604	925
Fixed maturities
Available for Sale Securities Disclosures
Increase in unrealized appreciation of investments	5,578	8,677	29,803
Equity securities
Available for Sale Securities Disclosures
Increase in unrealized appreciation of investments	(206)	473	2,352
Other investments
Available for Sale Securities Disclosures
Increase in unrealized appreciation of investments	$ 146	$ 156	$ 141